STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
PRC Subsidiary and VIEs restricted amount	$ 110,715
E-Sun Sky Computer [Member]
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%